PROJECT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
PROJECT ASSETS
Schedule of project assets

	At December 31,	At December 31,
	2021	2022
	$	$
Project assets — Development cost, including project acquisition and land cost	558,244	444,858
Project assets — EPC and other construction cost	469,117	379,635
	1,027,361	824,493
Current portion	594,107	385,964
Non-current portion	433,254	438,529